Share-Based Payments - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended						0 Months Ended				12 Months Ended		0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended		0 Months Ended				12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended					12 Months Ended		0 Months Ended		12 Months Ended					0 Months Ended			12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended					0 Months Ended					12 Months Ended											0 Months Ended			12 Months Ended								0 Months Ended					12 Months Ended	0 Months Ended		0 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended
	Oct. 08, 2014 USD ($)	Jan. 13, 2014 USD ($)	Feb. 06, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 February 8, 2013	Feb. 06, 2012 V1 Group Limited	Dec. 31, 2012 V1 Group Limited CNY	Feb. 08, 2013 Employee Stock Option	Feb. 08, 2013 Consultant	Dec. 31, 2014 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2014 Restricted Stock Units (RSUs) CNY	Dec. 31, 2013 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2013 Restricted Stock Units (RSUs) CNY	Dec. 31, 2012 Restricted Stock Units (RSUs) CNY	Dec. 31, 2011 Restricted Stock Units (RSUs) USD ($)	Mar. 16, 2012 Restricted Stock Units (RSUs) Director	Apr. 01, 2014 Warrant issued to Employees of the Group USD ($)	Jan. 26, 2014 Warrant issued to Employees of the Group USD ($)	Jan. 13, 2014 Warrant issued to Employees of the Group USD ($)	Dec. 31, 2014 Warrant issued to Employees of the Group USD ($)	Dec. 31, 2014 Warrant issued to Employees of the Group CNY	Oct. 10, 2014 Warrant issued to Employees of the Group Modification USD ($)	Dec. 31, 2014 Warrant issued to Employees of the Group Modification USD ($)	Dec. 31, 2014 Warrant issued to Employees of the Group Modification CNY	Dec. 31, 2014 Warrant issued to Employees of the Group Modification Tranche USD ($)	Dec. 31, 2014 Warrant issued to Employees of the Group Modification Tranche CNY	Dec. 31, 2014 Chairman of the Board USD ($)	Dec. 31, 2014 Chairman of the Board CNY	Jan. 26, 2014 Chairman of the Board January 26, 2014	Dec. 31, 2014 Chairman of the Board January 26, 2014	Jan. 26, 2014 Chairman of the Board January 26, 2014 USD ($)	Jan. 26, 2014 Chairman of the Board January 26, 2014 First Anniversary	Jan. 26, 2014 Chairman of the Board January 26, 2014 Second Anniversary	Jan. 26, 2014 Chairman of the Board January 26, 2014 Third Anniversary	Jan. 26, 2014 Chairman of the Board January 26, 2014 Fourth Anniversary	Dec. 31, 2014 Vice-chairman of the Board	Apr. 01, 2014 Vice-chairman of the Board April 1, 2014	Dec. 31, 2014 Vice-chairman of the Board April 1, 2014 USD ($)	Dec. 31, 2014 Vice-chairman of the Board April 1, 2014 CNY	Apr. 01, 2014 Vice-chairman of the Board April 1, 2014 USD ($)	Apr. 01, 2014 Vice-chairman of the Board April 1, 2014 First Anniversary	Apr. 01, 2014 Vice-chairman of the Board April 1, 2014 Second Anniversary	Apr. 01, 2014 Vice-chairman of the Board April 1, 2014 Third Anniversary	Apr. 01, 2014 Vice-chairman of the Board April 1, 2014 Fourth Anniversary	Sep. 23, 2013 Warrants	Dec. 31, 2013 Warrants CNY	Dec. 31, 2014 Warrants CNY	Apr. 01, 2014 Warrants Champion Plus Group Limited CNY	Aug. 05, 2013 Warrants Champion Plus Group Limited CNY	Dec. 31, 2014 Warrants Champion Plus Group Limited USD ($)	Dec. 31, 2014 Warrants Champion Plus Group Limited CNY	Dec. 31, 2013 Warrants Champion Plus Group Limited CNY	Apr. 01, 2014 Warrants Champion Plus Group Limited CNY	Aug. 05, 2013 Warrants Champion Plus Group Limited USD ($)	Sep. 27, 2013 Warrants granted to Consultants CNY	Jun. 25, 2013 Warrants granted to Consultants CNY	Feb. 07, 2013 Warrants granted to Consultants CNY	Dec. 31, 2013 Warrants granted to Consultants	Sep. 27, 2013 Warrants granted to Consultants CNY	Jun. 25, 2013 Warrants granted to Consultants CNY	Feb. 07, 2013 Warrants granted to Consultants CNY	Jan. 13, 2014 Performance Shares USD ($)	Dec. 31, 2014 Warrants issued to an employee USD ($)	Dec. 31, 2014 Warrants issued to an employee CNY	Oct. 08, 2014 Warrants issued to an employee Modification	Dec. 31, 2014 Warrants issued to an employee Modification USD ($)	Dec. 31, 2014 Warrants issued to an employee Modification CNY	Oct. 08, 2014 Warrants issued to an employee Modification USD ($)	Dec. 31, 2014 Warrants issued to an employee Modification Tranche USD ($)	Dec. 31, 2014 Warrants issued to an employee Modification Tranche CNY	Jan. 13, 2014 Warrants issued to an employee January 13, 2014	Jan. 13, 2014 Warrants issued to an employee January 13, 2014 USD ($)	Jan. 13, 2014 Warrants issued to an employee January 13, 2014 On or after January 1, 2015 and when the Company fulfills certain market conditions	Jan. 13, 2014 Warrants issued to an employee January 13, 2014 On or after January 1, 2016 and when the Company fulfills certain market conditions	Jan. 13, 2014 Warrants issued to an employee January 13, 2014 On or after January 1, 2017 and when the Company fulfills certain market conditions	Oct. 08, 2014 2011 Share Option Scheme Tranche	Jan. 13, 2014 2011 Share Option Scheme Tranche	Feb. 08, 2013 2011 Share Option Scheme Installment	Feb. 06, 2012 2011 Share Option Scheme USD ($) Installment	Feb. 06, 2012 2011 Share Option Scheme CNY	Dec. 31, 2014 2011 Share Option Scheme USD ($)	Dec. 31, 2014 2011 Share Option Scheme CNY	Dec. 31, 2013 2011 Share Option Scheme CNY	Dec. 31, 2012 2011 Share Option Scheme CNY	Dec. 31, 2011 2011 Share Option Scheme	Oct. 08, 2014 2011 Share Option Scheme	Jan. 13, 2014 2011 Share Option Scheme	Feb. 08, 2013 2011 Share Option Scheme	Feb. 06, 2012 2011 Share Option Scheme USD ($)	Feb. 06, 2012 2011 Share Option Scheme CNY	Nov. 15, 2011 2011 Share Option Scheme	Oct. 08, 2014 2011 Share Option Scheme American Depositary Share USD ($)	Jan. 13, 2014 2011 Share Option Scheme American Depositary Share USD ($)	Feb. 08, 2013 2011 Share Option Scheme American Depositary Share USD ($)	Dec. 31, 2014 2011 Share Option Scheme February 6, 2012	Dec. 31, 2014 2011 Share Option Scheme February 8, 2013 USD ($)	Dec. 31, 2014 2011 Share Option Scheme February 8, 2013 CNY	Dec. 31, 2013 2011 Share Option Scheme February 8, 2013 CNY	Dec. 31, 2014 2011 Share Option Scheme January 13, 2014 USD ($)	Dec. 31, 2014 2011 Share Option Scheme January 13, 2014 CNY	Dec. 31, 2014 2011 Share Option Scheme October 8, 2014 USD ($)	Dec. 31, 2014 2011 Share Option Scheme October 8, 2014 CNY	Jan. 13, 2014 2011 Share Option Scheme Performance Shares	Jan. 13, 2014 2011 Share Option Scheme Performance Shares First Anniversary	Jan. 13, 2014 2011 Share Option Scheme Performance Shares Second Anniversary	Jan. 13, 2014 2011 Share Option Scheme Performance Shares Third Anniversary	Jan. 13, 2014 2011 Share Option Scheme Performance Shares American Depositary Share USD ($)	Dec. 31, 2014 2011 Share Option Scheme Performance Shares January 13, 2014	Oct. 09, 2014 2011 Share Option Scheme Performance Shares October 8, 2014 and October 9, 2014 Cancellation of options accompanied by the concurrent grant of warrants to the same employees	Oct. 09, 2014 2011 Share Option Scheme Performance Shares October 8, 2014 and October 9, 2014 Cancellation of options accompanied by the concurrent grant of warrants to the same employees USD ($)	Feb. 06, 2012 2011 Share Option Scheme Granted To Employees Of VODone USD ($) Installment	Feb. 06, 2012 2011 Share Option Scheme Granted To Employees Of VODone	Feb. 08, 2013 2011 Share Option Scheme Third Party Vendors Installment	Dec. 31, 2014 2011 Share Option Scheme Third Party Vendors	Dec. 31, 2013 2011 Share Option Scheme Third Party Vendors CNY	Feb. 08, 2013 2011 Share Option Scheme Third Party Vendors	Feb. 08, 2013 2011 Share Option Scheme Third Party Vendors American Depositary Share USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares approved for issuance																																																																																													30,394,955
Granted, contractual life										5 years	5 years																				5 years								5 years											6 months																							4 years					5 years	5 years	5 years	5 years	5 years					10 years																		3 years 8 months						3 years		5 years		5 years
Granted, shares								2,431,592		2,539,495	200,000																																																																						23,404,120	23,404,120												104,490	417,963	970,100													1,811,854				2,431,592						60,000
Granted, exercise price																																																																																	$ 0.605													$ 20.23	$ 29.03	$ 6.50													$ 29.03				$ 0.605						$ 6.50
Share options description							25% of the share options are vested and exercisable on each of the first to fourth anniversary of the grant date if the grantees continue to provide service to a subsidiary of the Company and this subsidiary achieves predetermined performance conditions.																									25% of the warrants to vest and become exercisable on each of the first, second, third and fourth anniversaries of the grant date.						25% of the warrants to vest and become exercisable on each of the first, second, third and fourth anniversaries of the grant date.																																																											(i) 25% of the share options are vested and exercisable by each grantee on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable by each grantee in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.	(i) 25% of the share options are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.	(i) 25% of the share options are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.		(i) 25% of the share options are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.	(i) 25% of the share options are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.	(i) 25% of the share options are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.	(i) 25% of the share options are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.						33% of the share options are vested and exercisable on each of the first to third anniversary of the grant date if the grantees continue to provide service to the Group and the Group achieves predetermined annual profit targets in 2014, 2015 and 2016.						(i) 25% of the share options are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.
Vesting percentage, on first anniversary date of grant/IPO Date																	25.00%																																																																							25.00%	25.00%	25.00%	25.00%	25.00%																						25.00%				25.00%
Vesting percentage, equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant																																																																																								75.00%	75.00%	75.00%	75.00%	75.00%																						75.00%				75.00%
Number of quarterly installments in which the remaining 75% of options vest																																																																														12	12	12	12	12																															12		12
Grant date fair value of options granted	$ 1.45	$ 2.07	3.25																$ 1.37	$ 1.37	$ 1.45																																											$ 2.07																		0.95
Unrecognized share-based compensation cost				$ 5,223	32,406																																																																																						$ 3,568	22,230
Compensation cost of additional paid in capital				51	318	399																			92	572			376	2,331										1,021	6,334																								493	3,059		13	79														321	1,995	5,686	11,277												190	1,180	1,070	1,126	6,985	128	793													308
Dividend distribution to controlling parent company									2,313
Vesting percentage										25.00%	25.00%																							25.00%	25.00%	25.00%	25.00%						25.00%	25.00%	25.00%	25.00%																																																												33.00%	33.00%	33.00%
Number of ADS purchased by a warrant																																	1									1													1	1					1	1	1											1																																						1
Warrant, exercise price																								$ 20.23									$ 29.34									$ 29.03													24.00	$ 10					15.6	12.92	8.50							$ 20.23				$ 29.03																																						$ 20.23
Weighted-average grant date fair value of awards																						$ 0.55	3.43
Compensation cost of additional paid in capital												159	989		2,460	2,798						2,055	12,750																													673	4,176	3,582
Sharebased compensation, forfeitures weighted average period				3 years 1 month 21 days	3 years 1 month 21 days							8 months 23 days	8 months 23 days									4 years 2 months 12 days	4 years 2 months 12 days
Award granted				0	0												1,220,000	639,000				36,768,956	36,768,956	736,500							136,500								600,000											100,000	100,000						100,000	100,000	500,000								78,000						78,000
Restricted shares issuance subscription price																	$ 0.001
Vesting percentage, upon the consummation of IPO																	25.00%
Vesting percentage, on second anniversary of IPO Date																	25.00%
Vesting percentage, on third anniversary of IPO Date																	25.00%
Weighted-average grant date fair value of awards														$ 0.59	3.68								2.72																											0.04	0.04						0.01	0.02	0.01
Unrecognized share-based compensation cost												60	372									7,527	46,703
Sharebased compensation, total fair value of RSUs vested												736	4,567		2,331	3,234
Warrant description																																																																									(i) 26,000 warrants are exercisable on or after January 1, 2015 and when the Company fulfills certain market conditions; (ii) 26,000 warrants are exercisable on or after January 1, 2016 and when the Company fulfills certain market conditions; and (iii) 26,000 warrants are exercisable on or after January 1, 2017 and when the Company fulfills certain market conditions.
Warrants exercisable																						0	0																																																				26,000	26,000	26,000
Incremental compensation cost																											1,396	8,660																																											123	763
Vested				432,402	432,402																																													100,000	100,000						100,000	100,000	250,000	250,000
Warrant exercised																						0	0																																					166,750
Granted, expiration date																																																			Aug. 05, 2015						Sep. 27, 2015
Share based compensation expense																																																6,557
Award canceled				12,938	12,938																	0	0																								250,000
Award outstanding				432,402	432,402	877,742																36,768,956	36,768,956																										483,250
Award outstanding, intrinsic value																																																	14,345